Finance leases (Details) - Capital Lease Obligations [Member] - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Current portion of finance lease obligations	$ 5,068,433	$ 3,783,044
Current portion of deferred finance fees	(227,112)	(245,578)
Non-current portion of finance lease obligations	53,097,150	39,402,440
Non-current portion of deferred finance fees	(733,766)	(445,887)
Total finance lease obligations	57,204,705	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	$ 54,324,705	$ 39,614,019